Related-party Transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Revenues from related parties, net	$ 0	$ 0	$ 86,555
Display driver for large-size applications [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net			54,813
Display driver for consumer electronics applications [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net			24,965
Display driver for mobile handsets [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net			1,863
Others [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net			$ 4,914